Note 5 - Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]
5.	CASH AND CASH EQUIVALENTS

(In Thousands)

	December 31
	2011	2010

Time deposits	$7,742	$8,911
Savings and checking accounts	23,399	32,416
Money market mutual funds	1,398	928
Petty cash	23	22
	$32,562	$42,277